31. Revenue from sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	$ 89,943,794	$ 86,039,928	$ 60,897,330
Sales of electricity
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	89,573,118	85,633,978	60,477,324
Right of use on poles
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	283,459	292,732	326,400
Connection charges
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	60,898	78,584	75,915
Reconnection charges
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	$ 26,319	$ 34,634	$ 17,691